Average Annual Total Returns		12 Months Ended	23 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	24.22%
FT Vest U.S. Equity Moderate Buffer ETF - January
Prospectus [Line Items]
Average Annual Return, Percent		12.34%	13.80%
Performance Inception Date	Jan. 20, 2023
FT Vest U.S. Equity Moderate Buffer ETF - January | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.34%	13.80%
FT Vest U.S. Equity Moderate Buffer ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.31%	10.66%